Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Parenthetical) (Details) - Associates And Joint Ventures - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 11,465	£ 11,036
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	£ 183	£ 184